Supplemental Cash Flow Information- Summary of Net Change in Non Cash Working Capital and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Change in Non Cash Working Capital and Other [Line Items]
Accounts receivable	$ 1,169	$ 170,646	$ 85,316
Contract assets	(16,038)	63,670	(25,863)
Inventories	39,564	57,134	(93,179)
Work-in-progress related to finance leases	(36,169)	0	0
Deferred revenue	49,205	(54,000)	(205,897)
Accounts payable and accrued liabilities, provisions, and income taxes payable	59,613	(162,841)	23,123
Foreign currency and other	3,091	(41,833)	(5,249)
Increase Decrease In Working Capital	100,435	32,776	(221,749)
Interest paid – short- and long-term borrowings	17,315	19,311	19,330
Interest paid – lease liabilities	3,029	3,371	2,586
Total interest paid	20,344	22,682	21,916
Interest received	454	308	3,518
Taxes paid	13,725	18,825	29,855
Taxes received	$ 23,137	$ 5,566	$ 421